Leases	12 Months Ended
Dec. 31, 2020
Entity Information [Line Items]
Lessor, Operating Leases	LEASES
LESSOR

The Company is the lessor under operating leases for land, office space and operating equipment. Minimum lease payments from such contracts are recognized as operating lease revenue on a straight-line basis over the lease term whereas contingent rentals are recognized when earned. Lease revenue included in the Consolidated Statements of Operations was $0.9 million and $1.0 million for the years ended December 31, 2020 and 2019, respectively. Underlying gross assets and accumulated depreciation of operating leases included in Total net property, plant and equipment on the Consolidated Balance Sheet were $4.3 million and $0.8 million, respectively, as of December 31, 2020 and $4.3 million and $0.7 million, respectively, as of December 31, 2019.
The option to extend or terminate a lease is based on customary early termination provisions in the contract. The Company has not recognized any early terminations as of December 31, 2020.

The following table shows the future minimum lease receipts through 2025 and thereafter (in thousands):

Operating Leases
2021	$886
2022	906
2023	906
2024	786
2025	544
Thereafter	2,074
Total	$6,102

Subsidiaries [Member]
Entity Information [Line Items]
Lessor, Operating Leases	LEASES
LESSOR

The Company is the lessor under operating leases for land, office space and operating equipment. Minimum lease payments from such contracts are recognized as operating lease revenue on a straight-line basis over the lease term whereas contingent rentals are recognized when earned. Lease revenue included in the Consolidated Statements of Operations was $0.9 million and $1.0 million for the years ended December 31, 2020 and 2019, respectively. Underlying gross assets and accumulated depreciation of operating leases included in Total net property, plant and equipment on the Consolidated Balance Sheet were $4.3 million and $0.8 million, respectively, as of December 31, 2020 and $4.3 million and $0.7 million, respectively, as of December 31, 2019.

The option to extend or terminate a lease is based on customary early termination provisions in the contract. The Company has not recognized any early terminations as of December 31, 2020.

The following table shows the future minimum lease receipts through 2025 and thereafter (in thousands):

Operating Leases
2021	$886
2022	906
2023	906
2024	786
2025	544
Thereafter	2,074
Total	$6,102